Pay vs Performance Disclosure pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay vs. Performance
As discussed in the CD&A above, our Compensation Committee has implemented an executive compensation program designed to link a substantial portion of our NEOs’ realized compensation to the achievement of the Company’s financial, operational, and strategic objectives, and to align our executive pay with changes in the value of our stockholders’ investments. The following table sets forth additional compensation information for our NEOs, calculated in accordance with SEC regulations, for fiscal years 2022, 2021 and 2020.
	Summary Compensation Table Total for CEO ($)(1) (David O’Reilly)	Compensation Actually Paid to CEO ($)(2) (David O’Reilly)	Summary Compensation Table Total for CEO (Paul Layne) ($)(1)	Compensation Actually Paid to CEO ($)(2) (Paul Layne)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based on
Name							Total Stockholder Return ($)	Peer Group Total Stockholder Return(4) ($)	Net Income (Loss) (thousand) ($)	Total Segment EBT (thousand) ($)(5)
2022	2,565,250	452,100	—	—	2,434,454	1,425,508	60.26	105.65	184,533	430,070
2021	3,851,162	4,835,249	—	—	2,073,652	2,616,212	80.27	143.02	56,100	296,657
2020	4,923,118	4,242,224	4,067,723	(3,215,717)	2,375,887	726,039	62.25	97.83	(26,154)	201,245
(1)
The dollar amounts reported are the amounts of total compensation reported for our current CEO, Mr. O’Reilly, in the Summary Compensation Table for fiscal years 2022 and 2021. For 2020, the amounts reported are the amounts of total compensation reported for Paul Layne, who served as CEO until September 17, 2020 and Mr. O’Reilly, who served as Interim Chief Executive Officer from September 17, 2020 until he was promoted to Chief Executive Officer on December 1, 2020.

(2)
The dollar amounts reported represent the amount of “compensation actually paid” (“CAP”) as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our CEO or other NEOs during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or otherwise through the end of the reported fiscal year.

(3)
For 2022, reflects compensation information for our NEOs, other than our CEO, for 2022, as described in the CD&A of this proxy statement. For 2021, reflects compensation information for Mr. Cross, Mr. Riley, Mr. Scherl, and Ms. Loeffler. For 2020, reflects compensation information for Mr. Cross, Mr. Riley and Mr. Scherl.

(4)
Reflects cumulative total stockholder return of the S&P 500 Real Estate Index, as of December 31, 2022, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated. The S&P 500 Real Estate Index is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022.

(5)
See Annex A for additional information regarding Total Segment EBT.

To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEOs’ “Total” compensation as reported in the Summary Compensation Table (SCT) for the applicable year:
Year	Summary Compensation Table Total for CEO (David O’Reilly) ($)	Reported Value of Equity Awards for CEO (David O’Reilly) ($)(1)	Equity Award Adjustments for CEO (David O’Reilly) ($)(2)	Compensation Actually Paid to CEO (David O’Reilly) ($)
2022	2,565,250	—	(2,113,150)	452,100
2021	3,851,162	(1,286,662)	2,270,749	4,835,249
2020	4,923,118	(2,868,418)	2,187,524	4,242,224
Year	Summary Compensation Table Total for CEO (Paul Layne) ($)	Reported Value of Equity Awards for CEO (Paul Layne)	Equity Award Adjustments for CEO (Paul Layne) ($)(2)	Compensation Actually Paid to CEO (Paul Layne) ($)
2022	—	—	—	—
2021	—	—	—	—
2020	4,067,723	(765,939)	(6,517,501)	(3,215,717)

(1)
Represents the grant date fair value of the equity awards to our CEO, as reported in the “Stock Awards” and “Option Awards” columns in the SCT for each applicable year.

(2)
Represents the year-over-year change in the fair value of equity awards to our CEO, as itemized in the table below. No awards vested in the year they were granted.

Fair Value of Equity Awards for CEO (David O’Reilly)	2022 ($)	2021 ($)	2020 ($)
As of year-end for awards granted during the year	—	1,392,177	2,902,431
Year-over-year increase (decrease) of unvested awards granted in prior years	(1,899,738)	801,118	(567,515)
Increase (decrease) from prior fiscal year-end for awards that vested during the year	(193,359)	77,454	(147,392)
Fair Value of Stocks and Options Forfeited during the year	(20,053)	—	—
Total Equity Award Adjustments	(2,113,150)	2,270,749	2,187,524
Fair Value of Equity Awards for CEO (Paul Layne)	2022 ($)	2021 ($)	2020 ($)
As of year-end for awards granted during the year	—	—	397,015
Year-over-year increase (decrease) of unvested awards granted in prior years	—	—	(2,746,157)
Increase (decrease) from prior fiscal year-end for awards that vested during the year	—	—	—
Fair Value of Stocks and Options Forfeited during the year	—	—	(4,168,359)
Total Equity Award Adjustments	—	—	(6,517,501)
To calculate the amounts in the “Average Compensation Actually Paid to Non-CEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-CEO named executive officers for each applicable year, as reported in the SCT for that year:
Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Reported Value of Equity Awards for Non-CEO NEOs ($)(1)	Average Equity Award Adjustments for Non-CEO NEOs ($)(2)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2022	2,434,454	(641,149)	(367,797)	1,425,508
2021	2,073,652	(300,210)	842,770	2,616,212
2020	2,375,887	(1,426,644)	(223,204)	726,039

(1)
Represents the average of the grant date fair value of the equity awards to our named executive officers (other than our CEO), as reported in the “Stock Awards” column in the SCT for each applicable year.

(2)
Represents the average of the year-over-year change in the fair value of equity awards to our named executive officers (other than our CEO), as itemized in the table below. No awards vested in the year they were granted.

Fair Value of Equity Awards for Non-CEO NEOs	2022 ($)	2021 ($)	2020 ($)
As of year-end for awards granted during the year	609,885	287,688	834,601
Year-over-year increase (decrease) of unvested awards granted in prior years	(789,064)	542,836	(865,360)
Increase (decrease) from prior fiscal year-end for awards that vested during the year	(48,178)	12,246	(29,253)
Fair Value of Stocks and Options Forfeited during the year	(140,440)	—	(163,192)
Total Equity Award Adjustments	(367,797)	842,770	(223,204)

Company Selected Measure Name	Total Segment EBT
Named Executive Officers, Footnote [Text Block]
(1)
The dollar amounts reported are the amounts of total compensation reported for our current CEO, Mr. O’Reilly, in the Summary Compensation Table for fiscal years 2022 and 2021. For 2020, the amounts reported are the amounts of total compensation reported for Paul Layne, who served as CEO until September 17, 2020 and Mr. O’Reilly, who served as Interim Chief Executive Officer from September 17, 2020 until he was promoted to Chief Executive Officer on December 1, 2020.
(3)
For 2022, reflects compensation information for our NEOs, other than our CEO, for 2022, as described in the CD&A of this proxy statement. For 2021, reflects compensation information for Mr. Cross, Mr. Riley, Mr. Scherl, and Ms. Loeffler. For 2020, reflects compensation information for Mr. Cross, Mr. Riley and Mr. Scherl.

Peer Group Issuers, Footnote [Text Block]
(4)
Reflects cumulative total stockholder return of the S&P 500 Real Estate Index, as of December 31, 2022, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated. The S&P 500 Real Estate Index is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022.

Adjustment To PEO Compensation, Footnote [Text Block]
To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEOs’ “Total” compensation as reported in the Summary Compensation Table (SCT) for the applicable year:
Year	Summary Compensation Table Total for CEO (David O’Reilly) ($)	Reported Value of Equity Awards for CEO (David O’Reilly) ($)(1)	Equity Award Adjustments for CEO (David O’Reilly) ($)(2)	Compensation Actually Paid to CEO (David O’Reilly) ($)
2022	2,565,250	—	(2,113,150)	452,100
2021	3,851,162	(1,286,662)	2,270,749	4,835,249
2020	4,923,118	(2,868,418)	2,187,524	4,242,224
Year	Summary Compensation Table Total for CEO (Paul Layne) ($)	Reported Value of Equity Awards for CEO (Paul Layne)	Equity Award Adjustments for CEO (Paul Layne) ($)(2)	Compensation Actually Paid to CEO (Paul Layne) ($)
2022	—	—	—	—
2021	—	—	—	—
2020	4,067,723	(765,939)	(6,517,501)	(3,215,717)

(1)
Represents the grant date fair value of the equity awards to our CEO, as reported in the “Stock Awards” and “Option Awards” columns in the SCT for each applicable year.

(2)
Represents the year-over-year change in the fair value of equity awards to our CEO, as itemized in the table below. No awards vested in the year they were granted.

Fair Value of Equity Awards for CEO (David O’Reilly)	2022 ($)	2021 ($)	2020 ($)
As of year-end for awards granted during the year	—	1,392,177	2,902,431
Year-over-year increase (decrease) of unvested awards granted in prior years	(1,899,738)	801,118	(567,515)
Increase (decrease) from prior fiscal year-end for awards that vested during the year	(193,359)	77,454	(147,392)
Fair Value of Stocks and Options Forfeited during the year	(20,053)	—	—
Total Equity Award Adjustments	(2,113,150)	2,270,749	2,187,524
Fair Value of Equity Awards for CEO (Paul Layne)	2022 ($)	2021 ($)	2020 ($)
As of year-end for awards granted during the year	—	—	397,015
Year-over-year increase (decrease) of unvested awards granted in prior years	—	—	(2,746,157)
Increase (decrease) from prior fiscal year-end for awards that vested during the year	—	—	—
Fair Value of Stocks and Options Forfeited during the year	—	—	(4,168,359)
Total Equity Award Adjustments	—	—	(6,517,501)

Non-PEO NEO Average Total Compensation Amount	$ 2,434,454	$ 2,073,652	$ 2,375,887
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,425,508	2,616,212	726,039
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
To calculate the amounts in the “Average Compensation Actually Paid to Non-CEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-CEO named executive officers for each applicable year, as reported in the SCT for that year:
Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Reported Value of Equity Awards for Non-CEO NEOs ($)(1)	Average Equity Award Adjustments for Non-CEO NEOs ($)(2)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2022	2,434,454	(641,149)	(367,797)	1,425,508
2021	2,073,652	(300,210)	842,770	2,616,212
2020	2,375,887	(1,426,644)	(223,204)	726,039

(1)
Represents the average of the grant date fair value of the equity awards to our named executive officers (other than our CEO), as reported in the “Stock Awards” column in the SCT for each applicable year.

(2)
Represents the average of the year-over-year change in the fair value of equity awards to our named executive officers (other than our CEO), as itemized in the table below. No awards vested in the year they were granted.

Fair Value of Equity Awards for Non-CEO NEOs	2022 ($)	2021 ($)	2020 ($)
As of year-end for awards granted during the year	609,885	287,688	834,601
Year-over-year increase (decrease) of unvested awards granted in prior years	(789,064)	542,836	(865,360)
Increase (decrease) from prior fiscal year-end for awards that vested during the year	(48,178)	12,246	(29,253)
Fair Value of Stocks and Options Forfeited during the year	(140,440)	—	(163,192)
Total Equity Award Adjustments	(367,797)	842,770	(223,204)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP vs. Total Stockholder Return
Compensation Actually Paid vs. Net Income [Text Block]	CAP vs. Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP vs. Total Segment EBT
Tabular List [Table Text Block]
Pay-for-Performance Alignment
The following table identifies the five most important financial performance measures used by our Compensation Committee to link the CAP to our CEO and other NEOs in 2022, to company performance.
Financial Performance Measures
Total Segment EBT
Operating Assets NOI
Corporate Cash G&A
MPC EBT
Total Stockholder Return
The following charts on the following page reflect the CAP over the three-year period ended December 31, 2022 compared with the Company’s absolute and peer group TSR, Net Income and Total Segment EBT over the same period.

Total Shareholder Return Amount	$ 60.26	80.27	62.25
Peer Group Total Shareholder Return Amount	105.65	143.02	97.83
Net Income (Loss)	$ 184,533,000	$ 56,100,000	$ (26,154,000)
Company Selected Measure Amount	430,070	296,657	201,245
PEO Name	Mr. O’Reilly
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Segment EBT
Non-GAAP Measure Description [Text Block]	(5) See Annex A for additional information regarding Total Segment EBT.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Assets NOI
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Corporate Cash G&A
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	MPC EBT
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Total Stockholder Return
David O' Reilly [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 2,565,250	$ 3,851,162	$ 4,923,118
PEO Actually Paid Compensation Amount	452,100	4,835,249	4,242,224
David O' Reilly [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,113,150)	2,270,749	2,187,524
David O' Reilly [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,286,662)	(2,868,418)
David O' Reilly [Member] | As of year-end for awards granted during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,392,177	2,902,431
David O' Reilly [Member] | Year-over-year increase (decrease) awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,899,738)	801,118	(567,515)
David O' Reilly [Member] | Increase (decrease) from prior fiscal year-end for awards that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(193,359)	77,454	(147,392)
David O' Reilly [Member] | Fair Value of Stocks and Options Forfeited during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(20,053)
Paul Layne [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			4,067,723
PEO Actually Paid Compensation Amount			(3,215,717)
Paul Layne [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(6,517,501)
Paul Layne [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(765,939)
Paul Layne [Member] | As of year-end for awards granted during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			397,015
Paul Layne [Member] | Year-over-year increase (decrease) awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,746,157)
Paul Layne [Member] | Fair Value of Stocks and Options Forfeited during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,168,359)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(367,797)	842,770	(223,204)
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(641,149)	(300,210)	(1,426,644)
Non-PEO NEO [Member] | As of year-end for awards granted during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	609,885	287,688	834,601
Non-PEO NEO [Member] | Year-over-year increase (decrease) awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(789,064)	542,836	(865,360)
Non-PEO NEO [Member] | Increase (decrease) from prior fiscal year-end for awards that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(48,178)	$ 12,246	(29,253)
Non-PEO NEO [Member] | Fair Value of Stocks and Options Forfeited during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (140,440)		$ (163,192)